Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Jul. 25, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Stock reverse split description	On July 25, 2023, the Company filed a Certificate of Amendment to its Articles of Incorporation authorizing a 1-for-10 reverse stock split of the issued and outstanding shares of its common stock.
Account receivable percentage		87.24%
Total account receivable percentage			71.89%
Total revenues percentage		80.04%	93.22%
Cash and cash equivalents		$ 60,155	$ 85,265
Restricted cash		656,625	1,306,463
Allowance for expected credit losses accounts		616,505	194,957
Impairment of equity investments		$ 0	0
Amortization period of the promissory note		18 years
Labor pension fund per month		6.00%
Monthly contribution of employees salaries		6.00%
Employee benefits expensed as incurred		$ 13,031	10,314
Employee stock-based compensation expenses		0	1,241,930
Total non-employee stock-based compensation expenses		$ 1,635,708	$ 5,794,848
Tax benefit percentage		50.00%
Board of Directors Chairman [Member]
Summary of Significant Accounting Policies [Line Items]
Total account receivable percentage			16.62%